FINANCIAL INSTRUMENTS (Floating-to-fixed interest rate swap contracts outstanding) (Details) - USD ($)	Jan. 02, 2022	Jan. 03, 2021
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	$ 600,000,000	$ 1,000,000,000
Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Long-term debt (note 12)	300,000,000	300,000,000
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	400,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount	250,000,000
Cash flow hedges | Interest rate risk | Term Loan, Interest At Variable U.S. LIBOR-based Interest Rate Plus A Spread Ranging From 1% to 3% Due April 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	100,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional amount	75,000,000	150,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	75,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional amount	25,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Notional amount	50,000,000	50,000,000
Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 50,000,000	$ 25,000,000
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	2.85%	0.96%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.51%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.06%	0.27%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Interest rate	0.78%	2.85%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.59%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.23%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.18%	1.51%
Cash flow hedges | Interest rate risk | Fixed rate | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Interest rate	1.34%	1.06%
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 1,322,000	$ 0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	32,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	167,000	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	624,000	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	171,000
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0	0
Financial assets included in prepaid expenses, deposits and other current assets | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	328,000	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(4,026,000)	(10,944,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on June 17, 2021
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(2,272,000)	(630,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 6, 2022
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(744,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on April 30, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(154,000)	(48,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2024
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0	(3,800,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On April 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(22,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-To-Fixed Interest Rate Swap Contracts Maturing On May 30, 2025
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	0
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2023
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	(380,000)	(1,886,000)
Accounts payable and accrued liabilities (1) | Cash flow hedges | Interest rate risk | Floating-to-fixed interest rate swap, maturing on August 25, 2026
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, carrying value	$ (454,000)	$ (755,000)